Business Combinations (Details)	6 Months Ended
Dec. 31, 2021 CNY (¥)
Business Combinations (Details) [Line Items]
Equity method investment, ownership percentage transfer	100.00%
Purchase consideration (in Yuan Renminbi)	¥ 200,000
Long term prepayments (in Yuan Renminbi)	¥ 200,000
Jiajiale [Member]
Business Combinations (Details) [Line Items]
Equity method investment, ownership percentage transfer	100.00%
Business Combination [Member] | Fuzhou Gulou Jiajiale Family Service Co. Ltd. [Member]
Business Combinations (Details) [Line Items]
Equity interest, percentage	100.00%